Document and Entity Information	Mar. 16, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 16, 2020
Entity Registrant Name	Weatherford International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36504
Entity Tax Identification Number	98-0606750
Entity Address, Address Line One	2000 St. James Place
Entity Address, City or Town	Houston
Entity Address, State	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	836.4000
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	WFTLF
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603923
Amendment Flag	false